RELATED PARTY TRANSACTIONS (Details)	3 Months Ended	6 Months Ended
	Jun. 30, 2015 USD ($) vessel Rate shares	Jun. 30, 2015 USD ($) vessel shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)
Related Party Transaction [Line Items]
Number of leased Suezmax vessels amended | vessel	5	5
Daily management fees due from Ship Finance	$ 6,500
Shares issued (in shares) | shares		31,032,865	11,694,574
Stock Issued During Period, Value, New Issues		$ 150,200,000	$ 49,623,000
Profit share expense percentage | Rate	2500.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease	$ 217,500,000	217,500,000
Receivables with related parties	13,810,000	13,810,000		$ 12,637,000
Payables with related parties	(49,483,000)	(49,483,000)		(55,713,000)
Long term related party payables	103,579,000	103,579,000		109,952,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)		53,324,000	62,920,000
Contingent rental (income) expense		19,890,000	13,504,000
Remaining lease obligation	279,513,000	279,513,000			$ 709,797,000
Daily management fees due from Ship Finance	$ 9,000
Stock Issued During Period, Value, New Issues		150,200,000
Profit share expense percentage | Rate	5000.00%
Capital lease obligation reduction and corresponding reduction in vessels under capital lease	$ 67,300,000	67,300,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		2,081,000	3,108,000
Receivables with related parties	2,745,000	2,745,000		3,444,000
Payables with related parties	(39,666,000)	(39,666,000)		(45,244,000)
Seatankers Management Co. Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		1,811,000	1,101,000
Receivables with related parties	290,000	290,000		320,000
Payables with related parties	(294,000)	(294,000)		(343,000)
Golar LNG Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		34,000	895,000
Golar LNG Partners LP [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		0	87,000
Golden Ocean Group Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		8,783,000	1,867,000
Receivables with related parties	6,247,000	6,247,000		1,490,000
Payables with related parties	(2,654,000)	(2,654,000)		(914,000)
Frontline 2012 Ltd [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		5,481,000	5,172,000
Receivables with related parties	2,996,000	2,996,000		3,672,000
Payables with related parties	(6,865,000)	(6,865,000)		(3,048,000)
Bryggegata AS [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		(1,440,000)	(1,051,000)
Arcadia Petroleum Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		211,000	354,000
Receivables with related parties	297,000	297,000		124,000
Payables with related parties	(4,000)	(4,000)		0
Seadrill Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		552,000	1,273,000
Receivables with related parties	488,000	488,000		557,000
North Atlantic Drilling Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		103,000	259,000
Receivables with related parties	447,000	447,000		817,000
Archer Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		222,000	255,000
Receivables with related parties	111,000	111,000		100,000
Northern Offshore Ltd [Member]
Related Party Transaction [Line Items]
Receivables with related parties	0	0		13,000
Deep Sea Supply Plc [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		90,000	82,000
Receivables with related parties	100,000	100,000		61,000
Windsor Group [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		98,000	0
Payables with related parties	0	0		(5,844,000)
CalPetro Tankers (Bahamas I) Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		0	28,000
CalPetro Tankers (Bahamas II) Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		0	28,000
CalPetro Tankers (IOM) Limited [Member]
Related Party Transaction [Line Items]
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances		0	28,000
Knightsbridge Shipping Limited [Member]
Related Party Transaction [Line Items]
Receivables with related parties	0	0		2,039,000
VLCC Chartering [Domain]
Related Party Transaction [Line Items]
Receivables with related parties	89,000	89,000		0
Knightsbridge Tankers Limited [Member]
Related Party Transaction [Line Items]
Payables with related parties	0	0		(320,000)
Front Champion and Golden Victory [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Long term related party payables	103,600,000	103,600,000		110,000,000
Loans Payable [Member] | Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Payables with related parties	$ (18,100,000)	$ (18,100,000)		$ (9,300,000)
Stated interest rate (in hundredths)	7.254%	7.254%
Interest expense		$ 4,300,000	$ 2,800,000
Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Number of VLCC leasing contracts amended | vessel	12	12
Shares issued (in shares) | shares	55,000,000.0
VLCC Vessels [Member]
Related Party Transaction [Line Items]
Daily hire rate payable	$ 20,000
Suezmax [Member]
Related Party Transaction [Line Items]
Daily hire rate payable	$ 15,000